Income (Loss) Per Share (Tables)	12 Months Ended
Mar. 31, 2025
Earnings per share [abstract]
Reconciliation of Basic and Diluted Income (Loss) Per Share
The following is a reconciliation of basic income (loss) per share:

	Years ended March 31,
	2025	2024
	$	$
Net income (loss) from continuing operations attributable to Aurora shareholders	$16,440	($53,339)
Net loss from discontinued operations attributable to Aurora shareholders	($14,172)	($12,243)
Net income (loss) attributable to Aurora shareholders	$2,268	($65,582)

Weighted average number of Common Shares outstanding	54,832,794	43,223,233

Basic income (loss) per share, continuing operations	$0.30	($1.23)
Basic loss per share, discontinued operations	($0.26)	($0.28)
Basic income (loss) per share	$0.04	($1.52)

The following is a reconciliation of diluted income (loss) per share:

	Years ended March 31,
	2025	2024(1)
	$	$
Net income (loss) from continuing operations attributable to Aurora shareholders	$16,440	($53,339)
Net loss from discontinued operations attributable to Aurora shareholders	($14,172)	($12,243)
Net income (loss) attributable to Aurora shareholders	$2,268	($65,582)

Weighted average number of Common Shares outstanding	54,832,794	43,223,233

Dilutive shares outstanding
RSUs	414,047	—
PSUs	320,164	—
DSUs	56,755	—
	790,966	—

Weighted average dilutive Common Shares	55,623,760	43,223,233

Diluted income (loss) per share, continuing operations	$0.30	($1.23)
Diluted loss per share, discontinued operations(1)	($0.26)	($0.28)
Diluted income (loss) per share	$0.04	($1.52)
(1)Diluted earnings per share is not applicable when the impact will decrease loss per share or increase earnings per share.